Note 6 - Employee Benefit Plans (Details) - Net Periodic Benefit Costs Not Yet Recognized (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Net Regulatory Assets [Member] | Pension Plan [Member]
Note 6 - Employee Benefit Plans (Details) - Net Periodic Benefit Costs Not Yet Recognized [Line Items]
Net loss	$ 61	$ 146
Total	61	146
Net Regulatory Assets [Member] | Other Postretirement Benefit Plan [Member]
Note 6 - Employee Benefit Plans (Details) - Net Periodic Benefit Costs Not Yet Recognized [Line Items]
Prior service credit	(20)	(24)
Net loss	60	83
Total	40	59
Accumulated AOCI [Member] | Pension Plan [Member]
Note 6 - Employee Benefit Plans (Details) - Net Periodic Benefit Costs Not Yet Recognized [Line Items]
Prior service credit	(9)	(11)
Net loss	210	324
Total	201	313
Accumulated AOCI [Member] | Other Postretirement Benefit Plan [Member]
Note 6 - Employee Benefit Plans (Details) - Net Periodic Benefit Costs Not Yet Recognized [Line Items]
Prior service credit		(2)
Net loss	30	52
Total	30	50
Total Net Regulatory Assets And AOCI [Member] | Pension Plan [Member]
Note 6 - Employee Benefit Plans (Details) - Net Periodic Benefit Costs Not Yet Recognized [Line Items]
Prior service credit	(9)	(11)
Net loss	271	470
Total	262	459
Total Net Regulatory Assets And AOCI [Member] | Other Postretirement Benefit Plan [Member]
Note 6 - Employee Benefit Plans (Details) - Net Periodic Benefit Costs Not Yet Recognized [Line Items]
Prior service credit	(20)	(26)
Net loss	90	135
Total	$ 70	$ 109